AMERICAN GENERAL LIFE INSURANCE COMPANY OF DELAWARE

                                VARIABLE ACCOUNT I
                            VARIABLE ANNUITY CONTRACTS

                                VARIABLE ACCOUNT II
                    VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                           SUPPLEMENT DATED MARCH 1, 2012
                                TO PROSPECTUSES AND
                       STATEMENTS OF ADDITIONAL INFORMATION,
                                    AS AMENDED

          Effective March 1, 2012, American General Life Insurance Company of Delaware ("AGL of Delaware") is amending its Statements of Additional Information ("SAIs") for the sole purpose of giving notification of the availability of certain financial information of American International Group, Inc. ("American International Group"), the parent company of AGL of Delaware.

          In the SAIs dated May 2, 2011, under "Financial Statements", delete the second paragraph under the subsection titled "American International Group, Inc. Financial Information" and replace it with the following new paragraphs:

          The consolidated financial statements and financial statement schedules (including management's assessment of the effectiveness of internal control over financial reporting) of American International Group included in American International Group's Annual Report on Form 10-K for the year ended December 31, 2011, File No. 001-08787, was filed on February 23, 2012. On February 27, 2012, a 10-K/A was filed for the purpose of providing audited financial statements of AIA Group Limited.

          American International Group is subject to the informational requirements of the Securities Exchange Act of 1934. American International Group files reports and other information with the SEC to meet those requirements. American International Group files this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov and American International Group's website at http://www.aig.com.

          You can also inspect and copy this information at SEC public facilities at the following locations:

Washington, District of Columbia
100 F. Street, N.E., Room 1580
Washington, DC 20549

Chicago, Illinois
175 W. Jackson Boulevard
Chicago, IL 60604

New York, New York
3 World Financial, Room 4300
New York, NY 10281